LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES	LEASES
A significant portion of the Company's operating and finance lease portfolio includes corporate offices, research and development facilities, manufacturing sites, IT equipment, and automobiles. The majority of the Company's leases have remaining lease terms of one year to 20 years, some of which include options to extend the leases for five years or more. Operating lease ROU assets are included in Other assets. The current portion of operating lease liabilities are included in Accrued liabilities, and the non-current portion of operating lease liabilities are included in Other liabilities in the Consolidated Balance Sheet. Finance lease ROU assets are included in Property, plant and equipment—net. The current portion of finance lease liabilities are included in Current maturities of long-term debt, and the non-current portion of finance lease liabilities are included in Long-term debt in the Consolidated Balance Sheet.
A portion of the Company's real estate leases are generally subject to annual changes in the Consumer Price Index (CPI). The changes to the CPI are treated as variable lease payments and recognized in the period in which the obligation for those payments was incurred. In addition, a subset of the Company's automobile leases are considered variable. The variable lease payments for such automobile leases are based on actual mileage incurred at the stated contractual rate and recognized in the period in which the obligation for those payments are incurred.

	Years Ended December 31,
	2025	2024	2023
Operating lease cost	$235	$232	$217
Variable lease cost	5	7	4
Short-term lease cost	7	2	13
Finance lease cost
Amortization of right-of-use assets	51	74	54
Interest on lease liability	3	5	3
Total finance lease cost	54	79	57
Total lease cost	$301	$320	$291
Supplemental cash flow information related to leases was as follows:

	Years Ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$236	$227	$217
Operating cash flows for finance leases	4	5	3
Financing cash flows for finance leases	52	73	54
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$241	$211	$295
Finance leases	20	79	40
Supplemental balance sheet information related to leases was as follows:

	December 31,
	2025	2024
Operating leases
Other assets[1]	$876	$936
Accrued liabilities	$174	$176
Other liabilities	809	863
Total operating lease liabilities[2]	$983	$1,039
Finance leases
Property, plant and equipment	$171	$196
Accumulated depreciation	(110)	(107)
Property, plant and equipment—net	$61	$89
Current maturities of long-term debt	$37	$47
Long-term debt	27	46
Total finance lease liabilities	$64	$93
Weighted average remaining lease term
Operating leases	8 years	9 years
Finance leases	2 years	2 years
Weighted average discount rate
Operating leases	4.3%	3.4%
Finance leases	4.5%	4.2%

1
As of December 31, 2025 2024, Other assets excludes $88 million and $16 million, respectively, of right-of-use assets related to operating leases that are included in Assets held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.

2
As of December 31, 2025, Total operating lease liabilities excludes $13 million and $81 million of Accrued liabilities and Other liabilities, respectively, that are included in Liabilities held for sale in the Consolidated Balance Sheet. As of December 31, 2024, Total operating lease liabilities excludes $5 million and $11 million of Accrued liabilities and Other liabilities, respectively, that are included in Liabilities held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.

As of December 31, 2025, maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
2026	$224	$39
2027	202	20
2028	178	6
2029	142	2
2030	106	—
Thereafter	411	—
Total lease payments	1,263	67
Less: Interest	186	3
Less: Lease liabilities held for sale	94	—
Total maturities of lease liabilities	$983	$64

LEASES	LEASES
A significant portion of the Company's operating and finance lease portfolio includes corporate offices, research and development facilities, manufacturing sites, IT equipment, and automobiles. The majority of the Company's leases have remaining lease terms of one year to 20 years, some of which include options to extend the leases for five years or more. Operating lease ROU assets are included in Other assets. The current portion of operating lease liabilities are included in Accrued liabilities, and the non-current portion of operating lease liabilities are included in Other liabilities in the Consolidated Balance Sheet. Finance lease ROU assets are included in Property, plant and equipment—net. The current portion of finance lease liabilities are included in Current maturities of long-term debt, and the non-current portion of finance lease liabilities are included in Long-term debt in the Consolidated Balance Sheet.
A portion of the Company's real estate leases are generally subject to annual changes in the Consumer Price Index (CPI). The changes to the CPI are treated as variable lease payments and recognized in the period in which the obligation for those payments was incurred. In addition, a subset of the Company's automobile leases are considered variable. The variable lease payments for such automobile leases are based on actual mileage incurred at the stated contractual rate and recognized in the period in which the obligation for those payments are incurred.

	Years Ended December 31,
	2025	2024	2023
Operating lease cost	$235	$232	$217
Variable lease cost	5	7	4
Short-term lease cost	7	2	13
Finance lease cost
Amortization of right-of-use assets	51	74	54
Interest on lease liability	3	5	3
Total finance lease cost	54	79	57
Total lease cost	$301	$320	$291
Supplemental cash flow information related to leases was as follows:

	Years Ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$236	$227	$217
Operating cash flows for finance leases	4	5	3
Financing cash flows for finance leases	52	73	54
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$241	$211	$295
Finance leases	20	79	40
Supplemental balance sheet information related to leases was as follows:

	December 31,
	2025	2024
Operating leases
Other assets[1]	$876	$936
Accrued liabilities	$174	$176
Other liabilities	809	863
Total operating lease liabilities[2]	$983	$1,039
Finance leases
Property, plant and equipment	$171	$196
Accumulated depreciation	(110)	(107)
Property, plant and equipment—net	$61	$89
Current maturities of long-term debt	$37	$47
Long-term debt	27	46
Total finance lease liabilities	$64	$93
Weighted average remaining lease term
Operating leases	8 years	9 years
Finance leases	2 years	2 years
Weighted average discount rate
Operating leases	4.3%	3.4%
Finance leases	4.5%	4.2%

1
As of December 31, 2025 2024, Other assets excludes $88 million and $16 million, respectively, of right-of-use assets related to operating leases that are included in Assets held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.

2
As of December 31, 2025, Total operating lease liabilities excludes $13 million and $81 million of Accrued liabilities and Other liabilities, respectively, that are included in Liabilities held for sale in the Consolidated Balance Sheet. As of December 31, 2024, Total operating lease liabilities excludes $5 million and $11 million of Accrued liabilities and Other liabilities, respectively, that are included in Liabilities held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.

As of December 31, 2025, maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
2026	$224	$39
2027	202	20
2028	178	6
2029	142	2
2030	106	—
Thereafter	411	—
Total lease payments	1,263	67
Less: Interest	186	3
Less: Lease liabilities held for sale	94	—
Total maturities of lease liabilities	$983	$64